Offerings - Offering: 1	Nov. 14, 2025 USD ($)
Offering:
Rule 457(a)	true
Security Type	Equity
Amount Registered	1,000,000
Proposed Maximum Offering Price per Unit	2
Maximum Aggregate Offering Price	$ 2,000,000
Offering Note
(1)

There is no current market for the securities or price at which the shares are being offered. Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).